CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net Income (Loss)	$ (55,007)	$ (33,696)
Foreign currency translation differences for foreign operations	(54)	(79)
Comprehensive Income (Loss)	(55,061)	(33,775)
Total comprehensive income (loss) attributable to: Shareholders of the Company	(54,776)	(33,521)
Total comprehensive income (loss) attributable to: Non-controlling interest	(285)	(254)
Total Comprehensive Income (Loss)	$ (55,061)	$ (33,775)